Derivative financial instruments and hedge accounting - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative financial instruments and hedge accounting
Derivative financial assets	€ 2,470	€ 6,264
Fair value hedges | US Dollars
Derivative financial instruments and hedge accounting
Exchange rate risk deriving from securities	2,077
Positive (negative) exchange differences from the exposure to the exchange rate risk deriving from securities	(133)
Bonds issued	2,273
Cash flow hedges | Sustainability
Derivative financial instruments and hedge accounting
Derivative financial assets	€ 1